Stockholders' Equity and Regulatory Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jan. 31, 2015
Stockholders’ Equity and Regulatory Capital [Abstract]
Qualified thrift lender, description	Qualified Thrift Lender – Federal regulations require the Banks comply with the Qualified Thrift Lender (“QTL”) test, which requires that 65% of assets be maintained in housing-related finance and other specified assets.
Average total consolidated assets (in Dollars)	$ 10,000.0
Leverage ratio	9.00%
Description of coronavirus aid relief and economic security	The changes temporarily reduced the minimum ratio from 9% to 8% through the end of 2020 and established a two-quarter grace period for qualifying community banking organizations. The final rule provided for a transition from the temporary 8% CBLR requirement to a 9% requirement by establishing a minimum CBLR of 8.5% for 2021 and 9% thereafter, while maintaining a two-quarter grace period for qualifying community banking organizations whose leverage ratios fall no more than 100 basis points below the applicable CBLR requirement.
Common equity tier 1 risk-based capital ratio		6.50%
Tier 1 risk-based capital ratio		8.00%
Total risk-based capital ratio		10.00%
Tier 1 leverage ratio		5.00%
Capital conservation buffer		2.50%
First Federal MHC waived dividends (in Dollars)	$ 1.9